Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Change in projected benefit obligation
Actuarial (gain) loss	$ (2,354)
Gain on curtailment	(853)
Pension Plans
Change in projected benefit obligation
Projected benefit obligation, beginning of year	247,215	$ 247,215	$ 194,640
Projected benefit obligation assumed from business combination		256,486	45,099
Modifications to pension plan		0	(2,217)
Service cost		13,767	6,364
Interest cost		21,171	9,833
Actuarial (gain) loss		35,696	5,451
Contributions from retirees		0	0
Gain on curtailment		(849)	0
Benefits paid		(49,774)	(11,955)
Gain on foreign exchange		31	0
Projected benefit obligation, end of year		523,743	247,215
Change in plan assets
Fair value of plan assets, beginning of year	176,040	176,040	127,291
Plan assets acquired in business combination		184,510	31,280
Actual return on plan assets		63,250	12,994
Employer contributions		29,919	16,430
Benefits paid		(49,774)	(11,955)
Fair value of plan assets, end of year		403,945	176,040
Unfunded status		(119,798)	(71,175)
Non-current assets		0	0
Current liabilities		(861)	(326)
Non-current liabilities		(118,937)	(70,849)
Net amount recognized		(119,798)	(71,175)
Other Postretirement Benefit Plans, Defined Benefit
Change in projected benefit obligation
Projected benefit obligation, beginning of year	61,888	61,888	55,321
Projected benefit obligation assumed from business combination		97,761	6,891
Modifications to pension plan		0	(994)
Service cost		4,838	2,200
Interest cost		6,642	2,659
Actuarial (gain) loss		10,263	(2,165)
Contributions from retirees		1,821	413
Gain on curtailment		(4)	0
Benefits paid		(6,234)	(2,437)
Gain on foreign exchange		0	0
Projected benefit obligation, end of year		176,975	61,888
Change in plan assets
Fair value of plan assets, beginning of year	$ 21,701	21,701	13,113
Plan assets acquired in business combination		91,532	7,465
Actual return on plan assets		19,733	1,398
Employer contributions		2,068	1,749
Benefits paid		(4,547)	(2,024)
Fair value of plan assets, end of year		130,487	21,701
Unfunded status		(46,488)	(40,187)
Non-current assets		3,936	0
Current liabilities		(1,172)	(926)
Non-current liabilities		(49,252)	(39,261)
Net amount recognized		$ (46,488)	$ (40,187)